(Vanguard LifeStrategy Income Fund Participant) (Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Income Fund - Investor Shares)	12 Months Ended
Oct. 31, 2011
Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.13% [1]

[1]	The Acquired Fund Fees and Expenses in this table have been restated to reflect projected fund holdings and, therefore, will not correlate to the Acquired Fund Fees and Expenses shown in the Financial Highlights table.